Intangible assets, net - Additional Information (Details)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)
Intangible assets, net
Amortization expenses	$ 12,147	$ 12,747	$ 12,177
Net intangible assets		$ 492,330			$ 462,738
Property pledged as collateral | Land use right | CQ Mingwen
Intangible assets, net
Net intangible assets				¥ 10,198,100	$ 1,500,000